497(e)
                                                                      333-142453

AXA Equitable Life Insurance Company

SUPPLEMENT DATED AUGUST 15, 2008 TO THE CURRENT PROSPECTUS FOR MEMBERS RETIREMENT PROGRAM
--------------------------------------------------------------------------------

This Supplement updates certain information in the most recent prospectus and statement of additional information you received for the product specified above, and in any supplements to that prospectus and statement of additional information (collectively, the "Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in your prospectus.

CHANGES TO EXPENSE LIMITATION ARRANGEMENTS FOR CERTAIN PORTFOLIOS OF THE EQ ADVISORS TRUST

The Board of Trustees (the "Board") of EQ Advisors Trust (the "Trust") recently approved revisions to the expense limitation arrangements between the Trust and AXA Equitable Life Insurance Company ("AXA Equitable"). In particular, and as more fully described below, the Board approved (1) the elimination of the expense limitation arrangements for certain portfolios of the Trust because each of these portfolios currently is operating under its respective expense limit, and (2) revised expense limitation arrangements for certain other portfolios of the Trust.


ELIMINATION OF THE EXPENSE LIMITATION ARRANGEMENTS FOR CERTAIN PORTFOLIOS OF THE TRUST

Effective on or about October 1, 2008, the expense limitation arrangements for the following Portfolios of the Trust are eliminated: EQ/GAMCO Small Company Value Portfolio, EQ/Small Company Index Portfolio and EQ/Van Kampen Emerging Markets Equity Portfolio.


AMENDMENTS TO THE EXPENSE LIMITATION ARRANGEMENTS FOR CERTAIN PORTFOLIOS OF THE TRUST

The expense limitation arrangements for the following Portfolios of the Trust are amended: EQ/AllianceBernstein International Portfolio, EQ/AllianceBernstein Value Portfolio, EQ/Calvert Socially Responsible Portfolio, EQ/Capital Guardian Research Portfolio, EQ/Large Cap Growth PLUS Portfolio, EQ/Mid Cap Value PLUS Portfolio and EQ/PIMCO Real Return Portfolio. Such arrangements are effective on or about October 1, 2008, with the exception of the arrangement for the EQ/Calvert Socially Responsible Portfolio, which is effective November 3, 2008.



FEE TABLE

The following is added under "Portfolio operating expenses expressed as an annual percentage of daily net assets", replacing the information shown for the Portfolios listed above:







This table shows the fees and expenses for 2007 as an annual percentage of each Portfolio's daily average net assets.



                                                                            Acquired
                                                                            Fund Fees        Total          Fee            Net
                                                                              and            Annual        Waivers        Annual
                                                                            Expenses        Expenses       and/or        Expenses
                                                                            (Under-         (Before       Expense        (After
                                       Management    12b-1      Other         lying          Expense      Reimburse-      Expense
 Portfolio Name                          Fees(1)    Fees(2)   Expenses(3)  Portfolios)(4)   Limitations)   ments(5)    Limitations)
------------------------------------------------------------------------------------------------------------------------------------
 EQ Advisors Trust:
------------------------------------------------------------------------------------------------------------------------------------

EQ/AllianceBernstein International      0.71%          --      0.18%                --             0.89%           0.00%      0.89%
EQ/AllianceBernstein Value              0.59%        0.25%     0.12%                --             0.96%           0.00%      0.96%
EQ/Calvert Socially Responsible         0.65%        0.25%     0.23%                --             1.13%           0.00%      1.13%
EQ/Capital Guardian Research            0.63%        0.25%     0.13%                --             1.01%          (0.04)%     0.97%
EQ/GAMCO Small Company Value            0.76%        0.25%     0.12%                --             1.13%             --       1.13%
EQ/Large Cap Growth PLUS                0.50%        0.25%     0.24%              0.02%            1.01%           0.00%      1.01%
EQ/Mid Cap Value PLUS                   0.55%        0.25%     0.24%              0.02%            1.06%           0.00%      1.06%
EQ/PIMCO Real Return                    0.55%        0.25%     0.14%                --             0.94%           0.00%      0.94%
EQ/Small Company Index                  0.25%        0.25%     0.14%                --             0.64%             --       0.64%
EQ/Van Kampen Emerging Markets Equity   1.11%        0.25%     0.28%                --             1.64%             --       1.64%
------------------------------------------------------------------------------------------------------------------------------------

Notes:


(1) The management fees for each Portfolio cannot be increased without a vote of that Portfolio's shareholders. See footnote (5) for any expense limitation agreement information.

(2) Portfolio shares are all subject to fees imposed under the distribution plans (the "Rule 12b-1 Plan") adopted by the Trust pursuant to Rule 12b-1 under the Investment Company Act of 1940.



NB/IF (Mail)                                                            x02188

(3) Other expenses shown are those incurred in 2007. The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses. See footnote (5) for any expense limitation agreement information.

(4) Each of these variable investment options invests in a corresponding Portfolio of unaffiliated investment companies. Each Portfolio, in turn, invests in shares of unaffiliated portfolios ("the underlying portfolios"). Amounts shown reflect each Portfolio's pro rata share of the fees and expenses of the underlying portfolios in which it invests. A "--" indicates that the listed Portfolio does not invest in underlying portfolios.


(5) The amounts shown reflect any fee waivers and/or expense reimbursements that applied to each Portfolio. A "--" indicates that there is no expense limitation in effect. "0.00%" indicates that the expense limitation arrangement did not result in a fee waiver reimbursement. AXA Equitable, the investment manager of EQ Advisors Trust, has entered into expense limitation agreements with respect to certain Portfolios, which are effective through April 30, 2009 (unless the Board of Trustees, including a majority of the independent directors, of EQ Advisors Trust consents to an earlier revision or termination of this arrangement). Under these agreements, AXA Equitable has agreed to waive or limit its fees and assume other expenses of certain Portfolios, if necessary, in an amount that limits each affected Portfolio's Total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures, expenses of the underlying portfolios in which the Portfolio invests and extraordinary expenses) to not more than the amounts specified in the agreements. Therefore, each Portfolio may at a later date make a reimbursement to AXA Equitable for any of the management fees waived or limited and other expenses assumed and paid by AXA Equitable pursuant to the expense limitation agreements provided that the Portfolio's current annual operating expenses do not exceed the operating expense limit determined for such Portfolio. See the Prospectus for EQ Advisors Trust for more information about the arrangements. In addition, a portion of the brokerage commissions of certain portfolios of EQ Advisors Trust is used to reduce the applicable Portfolio's expenses. If the above table reflected both the expense limitation arrangements plus the portion of the brokerage commissions used to reduce Portfolio expenses, the net expenses would be as shown in the table below:


--------------------------------------------------------------------------------
Portfolio Name
--------------------------------------------------------------------------------
EQ/AllianceBernstein Value                                              0.88%
--------------------------------------------------------------------------------
EQ/Large Cap Growth PLUS                                                0.86%
--------------------------------------------------------------------------------
EQ/Mid Cap Value PLUS                                                   0.85%
--------------------------------------------------------------------------------










   Copyright 2008 AXA Equitable Life Insurance Company. All rights reserved.


                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                  212-554-1234

AXA Equitable Life Insurance Company

SUPPLEMENT DATED AUGUST 15, 2008 TO THE CURRENT PROSPECTUSES FOR:

Retirement Investment Account(R)
AXA Equitable's 300+ Series

--------------------------------------------------------------------------------

This Supplement updates certain information in the most recent prospectus and statement of additional information you received for any of the products listed above, and in any supplements to that prospectus and statement of additional information (collectively, the "Prospectuses"). You should read this Supplement in conjunction with the Prospectuses and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectuses remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectuses. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in your prospectus. The Portfolios discussed below are not available in all contracts. As applicable to your contract, please note the following changes:

CHANGES TO EXPENSE LIMITATION ARRANGEMENTS FOR CERTAIN PORTFOLIOS OF THE EQ ADVISORS TRUST

The Board of Trustees (the "Board") of EQ Advisors Trust (the "Trust") recently approved revisions to the expense limitation arrangements between the Trust and AXA Equitable Life Insurance Company ("AXA Equitable"). In particular, and as more fully described below, the Board approved (1) the elimination of the expense limitation arrangements for certain portfolios of the Trust because each of these portfolios currently is operating under its respective expense limit, and (2) revised expense limitation arrangements for certain other portfolios of the Trust.


ELIMINATION OF THE EXPENSE LIMITATION ARRANGEMENTS FOR CERTAIN PORTFOLIOS OF THE TRUST

Effective on or about October 1, 2008, the expense limitation arrangements for the following Portfolios of the Trust are eliminated: EQ/BlackRock Basic Value Equity Portfolio and EQ/Van Kampen Emerging Markets Equity Portfolio.


AMENDMENTS TO THE EXPENSE LIMITATION ARRANGEMENTS FOR CERTAIN PORTFOLIOS OF THE TRUST

The expense limitation arrangements for the following Portfolios of the Trust are amended: EQ/AllianceBernstein International Portfolio, EQ/AllianceBernstein Value Portfolio, EQ/BlackRock International Value Portfolio, EQ/Calvert Socially Responsible Portfolio, EQ/Capital Guardian Research Portfolio, EQ/FI Mid Cap Portfolio, EQ/JPMorgan Value Opportunities Portfolio, EQ/Large Cap Core PLUS Portfolio, EQ/Large Cap Growth PLUS Portfolio, EQ/Mid Cap Value PLUS Portfolio and EQ/T. Rowe Price Growth Stock Portfolio. Such arrangements are effective on or about October 1, 2008, with the exception of the arrangement for the EQ/Calvert Socially Responsible Portfolio, which is effective November 3, 2008.


FEE TABLE

This table shows the fees and expenses for 2007 as an annual percentage of each Portfolio's daily average net assets.

The following is added under "Portfolio operating expenses expressed as an annual percentage of daily net assets", replacing the information shown for the Portfolios listed above:

--------------------------------------------------------------------------------
                                     Management    12b-1     Other
 Portfolio Name                       Fees(1)     Fees(2)   Expenses(3)
--------------------------------------------------------------------------------
 EQ Advisors Trust:
--------------------------------------------------------------------------------
EQ/AllianceBernstein International   0.71%           --      0.18%
EQ/AllianceBernstein Value           0.59%           --      0.12%
EQ/BlackRock Basic Value Equity      0.55%         0.25%     0.13%
EQ/BlackRock International Value     0.81%         0.25%     0.19%
EQ/Calvert Socially Responsible      0.65%         0.25%     0.23%
EQ/Capital Guardian Research         0.63%         0.25%     0.13%
EQ/FI Mid Cap                        0.68%         0.25%     0.13%
EQ/JPMorgan Value Opportunities      0.60%         0.25%     0.14%
EQ/Large Cap Core PLUS               0.50%         0.25%     0.25%
EQ/Large Cap Growth PLUS             0.50%         0.25%     0.24%



----------------------------------------------------------------------------------------------
                                        Acquired
                                       Fund Fees          Total          Fee          Net
                                          and           Annual        Waivers       Annual
                                       Expenses        Expenses       and/or       Expenses
                                        (Under-         (Before       Expense       (After
                                         lying          Expense     Reimburse-     Expense
 Portfolio Name                     Portfolios)(4)   Limitations)    ments(5)    Limitations)
----------------------------------------------------------------------------------------------
 EQ Advisors Trust:
----------------------------------------------------------------------------------------------
EQ/AllianceBernstein International      --             0.89%            0.00%      0.89%
EQ/AllianceBernstein Value              --             0.71%            0.00%      0.71%
EQ/BlackRock Basic Value Equity         --             0.93%              --       0.93%
EQ/BlackRock International Value        --             1.25%            0.00%      1.25%
EQ/Calvert Socially Responsible         --             1.13%            0.00%      1.13%
EQ/Capital Guardian Research            --             1.01%           (0.04)%     0.97%
EQ/FI Mid Cap                           --             1.06%            0.00%      1.06%
EQ/JPMorgan Value Opportunities         --             0.99%            0.00%      0.99%
EQ/Large Cap Core PLUS                0.02%            1.02%            0.00%      1.02%
EQ/Large Cap Growth PLUS              0.02%            1.01%            0.00%      1.01%
-----------------------------------------------------------------------------------------------

300+ NB/IF
RIA IF (SAR)                                                            x02189

------------------------------------------------------------------------------------------------------------------------------------
                                                                           Acquired
                                                                           Fund Fees        Total          Fee           Net
                                                                              and           Annual        Waivers       Annual
                                                                           Expenses        Expenses       and/or       Expenses
                                                                            (Under-        (Before       Expense        (After
                                       Management    12b-1      Other         lying         Expense     Reimburse-      Expense
 Portfolio Name                          Fees(1)    Fees(2)   Expenses(3)  Portfolios)(4)  Limitations)   ments(5)    Limitations)
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mid Cap Value PLUS                   0.55%        0.25%     0.24%        0.02%            1.06%          0.00%        1.06%
EQ/T. Rowe Price Growth Stock           0.79%        0.25%     0.14%          --             1.18%          0.00%        1.18%
EQ/Van Kampen Emerging Markets Equity   1.11%        0.25%     0.28%          --             1.64%            --         1.64%
------------------------------------------------------------------------------------------------------------------------------------


Notes:
(1) The management fees for each Portfolio cannot be increased without a vote of that Portfolio's shareholders. See footnote (5) for any expense limitation agreement information.

(2) Portfolio shares are all subject to fees imposed under the distribution plans (the "Rule 12b-1 Plan") adopted by the Trust pursuant to Rule 12b-1 under the Investment Company Act of 1940.

(3) Other expenses shown are those incurred in 2007. The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses. See footnote (5) for any expense limitation agreement information.

(4) Each of these variable investment options invests in a corresponding Portfolio of unaffiliated investment companies. Each Portfolio, in turn, invests in shares of unaffiliated portfolios ("the underlying portfolios"). Amounts shown reflect each Portfolio's pro rata share of the fees and expenses of the underlying portfolios in which it invests. A "--" indicates that the listed Portfolio does not invest in underlying portfolios.

(5) The amounts shown reflect any fee waivers and/or expense reimbursements that applied to each Portfolio. A "--" indicates that there is no expense limitation in effect. "0.00%" indicates that the expense limitation arrangement did not result in a fee waiver reimbursement. AXA Equitable, the investment manager of EQ Advisors Trust, has entered into expense limitation agreements with respect to certain Portfolios, which are effective through April 30, 2009 (unless the Board of Trustees, including a majority of the independent directors, of EQ Advisors Trust consents to an earlier revision or termination of this arrangement). Under these agreements, AXA Equitable has agreed to waive or limit its fees and assume other expenses of certain Portfolios, if necessary, in an amount that limits each affected Portfolio's Total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures, expenses of the underlying portfolios in which the Portfolio invests and extraordinary expenses) to not more than the amounts specified in the agreements. Therefore, each Portfolio may at a later date make a reimbursement to AXA Equitable for any of the management fees waived or limited and other expenses assumed and paid by AXA Equitable pursuant to the expense limitation agreements provided that the Portfolio's current annual operating expenses do not exceed the operating expense limit determined for such Portfolio. See the Prospectus for EQ Advisors Trust for more information about the arrangements. In addition, a portion of the brokerage commissions of certain portfolios of EQ Advisors Trust is used to reduce the applicable Portfolio's expenses. If the above table reflected both the expense limitation arrangements plus the portion of the brokerage commissions used to reduce Portfolio expenses, the net expenses would be as shown in the table below:

--------------------------------------------------------------------------------
Portfolio Name
--------------------------------------------------------------------------------
EQ/AllianceBernstein Value                                               0.63%
--------------------------------------------------------------------------------
EQ/Large Cap Core PLUS                                                   0.88%
--------------------------------------------------------------------------------
EQ/Large Cap Growth PLUS                                                 0.86%
--------------------------------------------------------------------------------
EQ/Mid Cap Value PLUS                                                    0.85%
--------------------------------------------------------------------------------
EQ/T. Rowe Price Growth Stock                                            0.90%
--------------------------------------------------------------------------------





Retirement Investment Account(R) is issued by and is a registered service mark of AXA Equitable Life Insurance Company.

   Copyright 2008 AXA Equitable Life Insurance Company. All rights reserved.


                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                  212-554-1234

2